Condensed consolidated statements of other comprehensive income - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Net income (including non-controlling interests)	$ 1,268	$ 2,651
Derivative financial instruments:
Gain arising during the period	331	123
Reclassification adjustments for gain included in the condensed consolidated statements of operations and financial position (basis adjustment)	(91)	(94)
Other comprehensive income, before tax, change in value of derivative financial instruments	240	29
Exchange differences arising on translation of foreign operations:
Gain arising during the period	237	2,992
Other comprehensive income, before tax, exchange differences on translation	237	2,992
Share of other comprehensive income related to associates and joint ventures:
(Loss) gain arising during the period	(187)	463
Reclassification adjustments for gain included in the condensed consolidated statements of operations and financial position (basis adjustment)	(59)	(91)
Total share of other comprehensive income of associates and joint ventures accounted for using equity method, before tax	(246)	372
Income tax expense related to components of other comprehensive income that can be recycled to the condensed consolidated statements of operations	(182)	(47)
Investments in equity instruments at FVOCI:
(Loss) gain arising during the period	(41)	6
Share of other comprehensive gain related to associates and joint ventures	3	11
Other comprehensive income that will not be reclassified to profit or loss, before tax	(38)	17
Employee benefits - Recognized actuarial gain	0	0
Share of other comprehensive income related to associates and joint ventures	0	(2)
Income tax expense related to components of other comprehensive income that cannot be recycled to the Condensed consolidated statements of operations	0	(18)
Other comprehensive income net of tax, gains losses on remeasurements of defined benefit plans	0	(20)
Total other comprehensive income	11	3,343
Equity holders of the parent	9	3,236
Non-controlling interests	2	107
Total comprehensive income	1,279	5,994
Total comprehensive income attributable to:
Equity holders of the parent	1,267	5,834
Non-controlling interests	$ 12	$ 160